Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits [Line Items]
2013	$ 139,510
2014	77,472
2015	20,665
2016	6,710
2017	8,889
Thereafter	10,756
Total	$ 264,002